Mortgage and Related Party Notes Payable (Tables)	9 Months Ended	12 Months Ended
	Jan. 31, 2015	Apr. 30, 2014
Mortgage and Related Party Notes Payable [Abstract]
Schedule of Future Principle Requirements on Long-term Debt

Related Party Mortgage Payable		Mortgage Payable
For fiscal year ending	Future Payout	For fiscal year ending	Future Payout
2015	-	2015	1,871
2016	-	2016	14,186
2017	-	2017	15,291
2018	1,425,982	2018	16,371
2019	-	2019	17,527
2020 and thereafter	-	2020 and thereafter	481,454
Total	$1,425,982	Total	$546,700

Mortgage Payable - Related Party		Mortgage Payable
For fiscal year ending	Future Payout	For fiscal year ending	Future Payout
2015	--	2015	13,347
2016	--	2016	14,186
2017	--	2017	15,291
2018	1,425,982	2018	16,371
2019	--	2019	17,527
2020 and thereafter	--	2020 and thereafter	481,454
Total	$1,425,982	Total	$558,176